Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Newmont Corporation [Member] | ARGENTINA | Government of Argentina - Tax Authority [Member]
Total	[1]	$ 6,059,431	$ 15,256,738				$ 21,316,169
Newmont Corporation [Member] | ARGENTINA | Government of the Province of Santa Cruz - General Secretary of Government [Member]
Total	[1]		8,713,172			$ 3,000,000	11,713,172
Newmont Corporation [Member] | ARGENTINA | Municipality of Perito Moreno [Member]
Total	[1]				$ 1,817,965		1,817,965
Newmont Corporation [Member] | AUSTRALIA | Blayney Shire Council [Member]
Total	[1]			$ 3,426,862		45,074	3,471,936
Newmont Corporation [Member] | AUSTRALIA | Cabonne Council [Member]
Total	[1]			1,326,482		213,208	1,539,690
Newmont Corporation [Member] | AUSTRALIA | Government of Australia - Australian Taxation Office [Member]
Total	[1]	394,030,276					394,030,276
Newmont Corporation [Member] | AUSTRALIA | Government of New South Wales - Department of Regional New South Wales (NSW) [Member]
Total	[1]			1,361,283			1,361,283
Newmont Corporation [Member] | AUSTRALIA | Government of New South Wales - Revenue New South Wales [Member]
Total	[1]	5,186,774	62,014,078				67,200,852
Newmont Corporation [Member] | AUSTRALIA | Government of Northern Territory - Department of Industry, Tourism and Trade [Member]
Total	[1]			113,099			113,099
Newmont Corporation [Member] | AUSTRALIA | Government of Northern Territory - Northern Territory Treasury [Member]
Total	[1]	48,125,966					48,125,966
Newmont Corporation [Member] | AUSTRALIA | Government of Northern Territory - Receiver of Territory Monies [Member]
Total	[1]			768,550			768,550
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Mines and Petroleum [Member]
Total	[1]		49,568,495	1,900,285			51,468,780
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Mines, Industry Regulation, and Safety [Member]
Total	[1]		10,880,916	2,545,636			13,426,552
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Water and Environmental Regulation [Member]
Total	[1]			129,288			129,288
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Office of State Revenue [Member]
Total	[1]	403,602					403,602
Newmont Corporation [Member] | AUSTRALIA | Orange City Council [Member]
Total	[1]			275,775			275,775
Newmont Corporation [Member] | AUSTRALIA | Shire of Boddington [Member]
Total	[1]			2,899,642			2,899,642
Newmont Corporation [Member] | AUSTRALIA | Shire of East Pilbara [Member]
Total	[1]			1,686,099			1,686,099
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Charters Towers Regional Council [Member]
Total	[1]			98,604			98,604
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Commissioner of State Revenue [Member]
Total	[1]	140,513					140,513
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Department of Environment, Tourism, Science, and Innovation [Member]
Total	[1]			128,444			128,444
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Department of Natural Resources, Mines, Manufacturing, and Regional and Rural Development [Member]
Total	[1]			122,607			122,607
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Financial Provisioning Scheme [Member]
Total	[1]			414,092			414,092
Newmont Corporation [Member] | AUSTRALIA | The Trustee for Martu Charitable Trust [Member]
Total	[1]			1,206,876			1,206,876
Newmont Corporation [Member] | CANADA | Brunswick House First Nation [Member]
Total	[1]		1,578,572				1,578,572
Newmont Corporation [Member] | CANADA | Cat Lake First Nation [Member]
Total	[1]		1,214,150		1,084		1,215,234
Newmont Corporation [Member] | CANADA | Chapleau Cree First Nation [Member]
Total	[1]		1,578,015				1,578,015
Newmont Corporation [Member] | CANADA | Chapleau Ojibwe First Nation [Member]
Total	[1]		1,501,932				1,501,932
Newmont Corporation [Member] | CANADA | City of Timmins [Member]
Total	[1]	2,486,637		5,847	4,933		2,497,417
Newmont Corporation [Member] | CANADA | Cree Nation Government [Member]
Total	[1]		899,253				899,253
Newmont Corporation [Member] | CANADA | Cree Nation of Wemindji [Member]
Total	[1]				239,390		239,390
Newmont Corporation [Member] | CANADA | District of Stewart [Member]
Total	[1]	100,532					100,532
Newmont Corporation [Member] | CANADA | Gitanyow Huwilp Society [Member]
Total	[1]				181,507		181,507
Newmont Corporation [Member] | CANADA | Government of British Columbia [Member]
Total	[1]			143,964			143,964
Newmont Corporation [Member] | CANADA | Government of British Columbia - Ministry of Finance [Member]
Total	[1]	18,744,729		572,858			19,317,587
Newmont Corporation [Member] | CANADA | Government of Canada - Canada Revenue Agency [Member]
Total	[1]	10,704,169					10,704,169
Newmont Corporation [Member] | CANADA | Government of Ontario - Electrical Safety Authority [Member]
Total	[1]			141,164			141,164
Newmont Corporation [Member] | CANADA | Government of Ontario - Ministry of Finance [Member]
Total	[1]	21,962,701		157,919			22,120,620
Newmont Corporation [Member] | CANADA | Government of Ontario - Ministry of Northern Development and Mines [Member]
Total	[1]	156,509					156,509
Newmont Corporation [Member] | CANADA | Government of Quebec - Gestion des titres miniers [Member]
Total	[1]			149,234			149,234
Newmont Corporation [Member] | CANADA | Government of Quebec - Ministry of Revenue [Member]
Total	[1]	16,901,280					16,901,280
Newmont Corporation [Member] | CANADA | Government of Quebec - Ministry of Sustainable Development, Environment, and Fight Against Climate Change [Member]
Total	[1]			154,246			154,246
Newmont Corporation [Member] | CANADA | Government of Yukon - Department of Environment [Member]
Total	[1]	155			73,560		73,715
Newmont Corporation [Member] | CANADA | Kingfischer Lake First Nation [Member]
Total	[1]		1,214,150		742		1,214,892
Newmont Corporation [Member] | CANADA | Michipicoten First Nations [Member]
Total	[1]		583,922				583,922
Newmont Corporation [Member] | CANADA | Mishamikiwiish Akiw Otabitamaageg [Member]
Total	[1]			280,252			280,252
Newmont Corporation [Member] | CANADA | Mishkeegogamang First Nation [Member]
Total	[1]		573,044		5,600		578,644
Newmont Corporation [Member] | CANADA | Nisga'a Lisims Government [Member]
Total	[1]				305,055		305,055
Newmont Corporation [Member] | CANADA | North Caribou Lake First Nation [Member]
Total	[1]		1,611,948		28,570		1,640,518
Newmont Corporation [Member] | CANADA | Regional Government of Eeyou Istchee Baie-James [Member]
Total	[1]	1,282,758					1,282,758
Newmont Corporation [Member] | CANADA | Shibogama First Nations [Member]
Total	[1]		424,953				424,953
Newmont Corporation [Member] | CANADA | Tahltan Central Government [Member]
Total	[1]			138,700			138,700
Newmont Corporation [Member] | CANADA | Tahltan Central Government - Tahltan Heritage Trust [Member]
Total	[1]		3,480,441		375,997		3,856,438
Newmont Corporation [Member] | CANADA | Tahltan Nation [Member]
Total	[1]			167,750	2,920		170,670
Newmont Corporation [Member] | CANADA | Town of Smithers [Member]
Total	[1]	128,245					128,245
Newmont Corporation [Member] | CANADA | Wabun Tribal Council [Member]
Total	[1]			231,413	12,727		244,140
Newmont Corporation [Member] | CANADA | White River First Nation [Member]
Total	[1]			287,881	36,670		324,551
Newmont Corporation [Member] | CANADA | Windigo First Nations Council [Member]
Total	[1]		695,552				695,552
Newmont Corporation [Member] | CANADA | Wunnumin Lake First Nations [Member]
Total	[1]		1,214,150		1,108		1,215,258
Newmont Corporation [Member] | CHILE | Federal Government of Chile - Treasury of the Republic [Member]
Total	[1]	3,062,703		498,755			3,561,458
Newmont Corporation [Member] | CHILE | Municipality of Las Condes [Member]
Total	[1]	561,508					561,508
Newmont Corporation [Member] | GHANA | Ahafo Regional Coordinating Council [Member]
Total	[1]				393,160		393,160
Newmont Corporation [Member] | GHANA | Asutifi North District [Member]
Total	[1]					1,612,570	1,612,570
Newmont Corporation [Member] | GHANA | Asutifi South District [Member]
Total	[1]			163,706			163,706
Newmont Corporation [Member] | GHANA | Birim North District Assembly [Member]
Total	[1]			246,630	2,523		249,153
Newmont Corporation [Member] | GHANA | Council for Scientific and Industrial Research - Building and Road Research Institute [Member]
Total	[1]			131,991			131,991
Newmont Corporation [Member] | GHANA | Government of Ghana - Administration of Stool Land [Member]
Total	[1]			416,956			416,956
Newmont Corporation [Member] | GHANA | Government of Ghana - Environmental Protection Agency [Member]
Total	[1]			366,136	6,500		372,636
Newmont Corporation [Member] | GHANA | Government of Ghana - Forest Commission Minerals Development [Member]
Total	[1]		3,036,228				3,036,228
Newmont Corporation [Member] | GHANA | Government of Ghana - Internal Revenue Services [Member]
Total	[1]	418,125,828		197,767			418,323,595
Newmont Corporation [Member] | GHANA | Government of Ghana - Mineral Income Investment Fund [Member]
Total	[1]		113,769,572				113,769,572
Newmont Corporation [Member] | GHANA | Government of Ghana - Minerals Commission [Member]
Total	[1]			2,640,834			2,640,834
Newmont Corporation [Member] | GHANA | Government of Ghana - Ministry of Finance [Member]
Total	[1]		25,239,579				25,239,579
Newmont Corporation [Member] | GHANA | Government of Ghana - Ministry of Lands and Natural Resources [Member]
Total	[1]			257,404	9,166		266,570
Newmont Corporation [Member] | GHANA | Government of Ghana - Water Research Institute [Member]
Total	[1]			117,256			117,256
Newmont Corporation [Member] | GHANA | Government of Ghana - Water Resources Commission [Member]
Total	[1]			306,612			306,612
Newmont Corporation [Member] | GHANA | Tano North Municipal District [Member]
Total	[1]			75,855			75,855
Newmont Corporation [Member] | GUATEMALA | Municipality of San Miguel Ixtahuacan [Member]
Total	[1]				109,803		109,803
Newmont Corporation [Member] | MEXICO | Government of Mexico - Secretary of the Economy [Member]
Total	[1]	320,262		2,164,011			2,484,273
Newmont Corporation [Member] | MEXICO | Government of Mexico - Federation Treasury [Member]
Total	[1]	5,950,831	2,922,639	35,029			8,908,499
Newmont Corporation [Member] | MEXICO | Municipality of Mazapil [Member]
Total	[1]	3,639,352		2,004			3,641,356
Newmont Corporation [Member] | MEXICO | Autonomous University of Zacatecas Foundation [Member]
Total	[1]				663,502		663,502
Newmont Corporation [Member] | PAPUA NEW GUINEA | Government of Papua New Guinea - Internal Revenue Commission [Member]
Total	[1]	30,959,588					30,959,588
Newmont Corporation [Member] | PAPUA NEW GUINEA | Government of Papua New Guinea - Mineral Resources Authority [Member]
Total	[1]		6,558,721	26,834			6,585,555
Newmont Corporation [Member] | PAPUA NEW GUINEA | Kavieng District - Kavieng District Treasury [Member]
Total	[1]		5,901,813				5,901,813
Newmont Corporation [Member] | PAPUA NEW GUINEA | Namatanai District - Namatanai District Treasury [Member]
Total	[1]		5,901,813				5,901,813
Newmont Corporation [Member] | PAPUA NEW GUINEA | New Ireland Province [Member]
Total	[1]		2,950,906				2,950,906
Newmont Corporation [Member] | PAPUA NEW GUINEA | Nimamar Rural Local Level Government [Member]
Total	[1]		8,852,719			6,287,688	15,140,407
Newmont Corporation [Member] | PAPUA NEW GUINEA | Lihir Landholders [Member]
Total	[1]		5,901,813			$ 13,321,801	19,223,614
Newmont Corporation [Member] | PERU | Government of Peru - Agency for Environmental Assessment and Enforcement [Member]
Total	[1]	557,712		214,193			771,905
Newmont Corporation [Member] | PERU | Government of Peru - Customs and Administration Office (Tax Authority) [Member]
Total	[1]	8,766,395	12,740,156				21,506,551
Newmont Corporation [Member] | PERU | Government of Peru - Geological Mining Metallurgical Institute [Member]
Total	[1]			1,158,089			1,158,089
Newmont Corporation [Member] | PERU | Government of Peru - Ministry of Transport and Comminications [Member]
Total	[1]			89,803			89,803
Newmont Corporation [Member] | PERU | Government of Peru - National Water Authority [Member]
Total	[1]			1,249,825			1,249,825
Newmont Corporation [Member] | PERU | Government of Peru - Supervisory Agency for Investment in Energy and Mining [Member]
Total	[1]	955,084					955,084
Newmont Corporation [Member] | PERU | District Municipality of La Encanada [Member]
Total	[1]				117,891		117,891
Newmont Corporation [Member] | PERU | Municipality of the Rio Grande Town Center [Member]
Total	[1]				$ 79,562		79,562
Newmont Corporation [Member] | SURINAME | Government of Suriname [Member]
Total	[1]	27,618,804	$ 40,732,760				68,351,564
Newmont Corporation [Member] | UNITED STATES | Government of the State of Colorado - Department of Public Health and the Environment [Member]
Total				161,714			161,714
Newmont Corporation [Member] | UNITED STATES | Government of the State of Colorado - Department of Revenue [Member]
Total		1,950,000					1,950,000
Newmont Corporation [Member] | UNITED STATES | Government of the United States of America - Internal Revenue Service [Member]
Total		5,000,000					5,000,000
Newmont Corporation [Member] | UNITED STATES | Spokane Tribe of Indians [Member]
Total				1,931,707			1,931,707
Newmont Corporation [Member] | UNITED STATES | Lake County [Member]
Total		96,621					96,621
Newmont Corporation [Member] | UNITED STATES | Nevada County [Member]
Total		94,515					94,515
Newmont Corporation [Member] | UNITED STATES | San Miguel County [Member]
Total		109,119					109,119
Newmont Corporation [Member] | UNITED STATES | Stevens County [Member]
Total		92,719					92,719
Newmont Corporation [Member] | UNITED STATES | Teller County [Member]
Total		$ 6,147,486					6,147,486
Newcrest Mining Limited [Member] | UNITED STATES | Government of the State of Nevada - Bureau of Land Management [Member]
Total				419,980			419,980
Newcrest Mining Limited [Member] | UNITED STATES | Government of the State of Washington - Department of Health [Member]
Total				613,276			613,276
Newcrest Mining Limited [Member] | UNITED STATES | Government of the United States of America - Bureau of Land Management [Member]
Total				548,800			548,800
Newcrest Mining Limited [Member] | UNITED STATES | Government of the United States of America - Environmental Protection Agency [Member]
Total				$ 903,252			$ 903,252

[1]
Balances in currencies different than USD are automatically converted into USD at the official exchange rate of the date of the transaction. This conversion is automatically performed by the accounting system (SAP) used by Newmont Corporation. For reference purposes, the average FX for fiscal year 2024 are as follows: 1USD : 1.3700 CAD; 1USD : 1.5163 AUD; 1USD : 7.7618 GTQ; 1USD: 915.2660 ARS; 1USD : 14.4774 GHS; 1USD : 33.1957 SRD; 1USD : 18.2948 MXN, and 1USD : 3.8532 PGK.